Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash investing activities, liabilities assumed	¥ 235,255	¥ 38,437	¥ 142,906
Real estate under operating leases transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans	49,396	90,398	59,783
Conversion of convertible bond	¥ 99,773	¥ 6	¥ 14